Nov. 27, 2015
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

November 27, 2015

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.

- Dreyfus California AMT-Free Municipal Bond Fund

Supplement to Summary Prospectus dated November 27, 2015

And Statutory Prospectus dated October 1, 2015, As Revised November 27, 2015

Until January 1, 2016, notwithstanding any contrary information contained in the summary or statutory prospectus, the fund will normally invest substantially all of its net assets in municipal bonds that provide income exempt from federal and California state income taxes.  Thereafter, the fund will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in such municipal bonds, and may invest a portion of its assets in municipal bonds (as defined in the summary prospectus dated October 1, 2015 and the statutory prospectus dated October 1, 2015, As Revised November 27, 2015, respectively) that do not pay income exempt from California state income taxes.